SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, DC 20549

                                FORM 12b-25

                                              Commission File Number 1-6018

                        NOTIFICATION OF LATE FILING

(Check One):  (X) Form 10-K

         For Period Ended: November 30, 2001

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

                                   PART I
                           REGISTRANT INFORMATION

Full name of registrant  TOKHEIM CORPORATION

Address of principal executive office (Street and number) 10501 Corporate Drive

City, State and Zip Code   Fort Wayne, IN  46845


                                  PART II
                          RULE 12b-25 (b) AND (c)

         If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

       {  (a)  The reasons described in reasonable detail in Part III of
       {       this form could not be eliminated without unreasonable effort or
       {       expense;
       {  (b)  The subject annual report, semi-annual report, transition
       {       eport on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion
       {       thereof will be filed on or before the 15th calendar day
       {       following the prescribed due date; or the subject quarterly
(  )   {       report or transition report on Form 10-Q, or portion thereof
       {       will be filed on or before the fifth calendar day following the
       {       prescribed due date; and
       {  (c)  The accountant's statement or other exhibit required by
       {       Rule 12b-25(c) has been attached if applicable.


                                  PART III
                                 NARRATIVE

         State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed)

         Tokheim Corporation (the "Company") is in discussions with its public accountant, Ernst & Young, LLP, regarding certain issues relating to Ernst & Young's audit of the Company's financial statements for the fiscal year ended November 30, 2001. The determination of the Company's EBITDA for the fiscal year ended November 30, 2001, is subject to the resolution of such issues and such resolution may cause the Company to be out of compliance with the EBITDA covenant contained in the Company's Post Confirmation Credit Agreement. In addition, the Company is in default under the Post Confirmation Credit Agreement as a result of its failure to deliver audited financial statements to its bank lenders on or prior to February 28, 2002, and has requested a waiver of such default from the bank lenders. The Company is also in discussions with its bank lenders regarding amendments to its future financial covenants and a deferral of the Special Loan amortization payment due November 30, 2002. There can be no assurance that the Company will obtain such waivers, amendments or deferral. In addition, the Company has not completed its assessment of the carrying value of long-lived assets, including reorganization value in excess of amounts allocable to identifiable assets, at November 30, 2001. If any adjustment would be required, it would constitute a non-cash charge to earnings. As a result of the foregoing factors, the Company has been unable to finalize its financial statements for its annual report on Form 10-K for the fiscal year ended November 30, 2001. The Company expects to file such annual report on Form 10-K as soon as practicable.


                                  PART IV
                             OTHER INFORMATION

         (1) Name and telephone number of person to contact in regard to this notification

               John S. Hamilton                (260)            470-4600
                (Name)                      (Area Code)      (Telephone Number)

         (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the
Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s)

                                                  ( X ) Yes   ( ) No


         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                  ( X ) Yes   ( ) No


         The following estimates are based on our financial statements which have not been finalized. The Company's consolidated net sales for the three and twelve month periods ended November 30, 2001, were approximately $138 million and $494 million, respectively, an increase of approximately 4% and a reduction of approximately 6% respectively from the comparable 2000 three and twelve month periods. Operating loss for the three and twelve month periods ended November 30, 2001, is expected to be approximately $4 million and $16 million, respectively (subject to final assessment of the carrying amount of long-lived assets), compared to operating loss of $8 million and $20 million in the comparable 2000 three month and twelve month periods. EBITDA for the twelve month period ended November 30, 2001 is currently expected to be at a similar level to that of the prior year. The Company emerged from Chapter 11 proceedings and adopted "fresh start accounting" as of October 31, 2000. The assets and liabilities of the Company were restated as at October 31, 2000. Thus, the Company's consolidated financial statements for periods prior to October 31, 2000 are not comparable to consolidated financial statements presented on or after October 31, 2000.


                            TOKHEIM CORPORATION
                (Name of Registrant as Specified in Charter)

         Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 4, 2002                      By: /s/ John S. Hamilton
                                             --------------------------
                                         Name:  John S. Hamilton
                                         Title: President and Chief
                                                Executive Officer